Offerings	Jun. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Space Exploration Technologies Corp. Amended and Restated 2024 Equity Incentive Plan (the "2024 Plan")
Amount Registered | shares	300,894,150
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 40,620,710,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,609,720.09
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of Class A Common Stock, par value $0.001 per share (the "Common Stock"), of Space Exploration Technologies Corp. (the "Registrant"), as may become issuable under the 2024 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2024 Plan. The proposed maximum offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the initial public offering price of the Common Stock of $135 per share (the "IPO Price"), as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-296070), as amended, that was declared effective on June 11, 2026 (the "S-1 Registration Statement").
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the 2024 Plan
Amount Registered | shares	33,637,915
Proposed Maximum Offering Price per Unit	71.11
Maximum Aggregate Offering Price	$ 2,391,992,135.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 330,334.11
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under options outstanding under the 2024 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2024 Plan. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $71.11 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to restricted stock units ("RSUs") outstanding under the 2024 Plan
Amount Registered | shares	58,511,785
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 7,899,090,975.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,090,864.46
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the 2024 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2024 Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Space Exploration Technologies Corp. Second Amended and Restated 2017 Employee Stock Purchase Plan (the "2017 ESPP")
Amount Registered | shares	24,026,920
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 3,243,634,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 447,945.88
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under the 2017 ESPP by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2017 ESPP. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the Space Exploration Technologies Corp. 2015 Equity Incentive Plan (the "2015 Plan")
Amount Registered | shares	83,482,780
Proposed Maximum Offering Price per Unit	13.56
Maximum Aggregate Offering Price	$ 1,132,026,496.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 156,332.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under options outstanding under the 2015 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2015 Plan. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $13.56 per share.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to RSUs outstanding under the 2015 Plan
Amount Registered | shares	29,496,450
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 3,982,020,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 549,917.07
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the 2015 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the 2015 Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the Swarm Technologies, Inc. 2017 Stock Plan (the "Swarm Plan")
Amount Registered | shares	4,850
Proposed Maximum Offering Price per Unit	0.51
Maximum Aggregate Offering Price	$ 2,473.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under options outstanding under the Swarm Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the Swarm Plan. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $0.51 per share.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the xAI Corp. Amended and Restated 2023 Equity Incentive Plan (the "xAI 2023 Plan")
Amount Registered | shares	3,397,445
Proposed Maximum Offering Price per Unit	12.70
Maximum Aggregate Offering Price	$ 43,147,551.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,958.68
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under options outstanding under the xAI 2023 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the xAI 2023 Plan. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $12.70 per share.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable upon conversion, on a one-for-one basis, of shares of Class B Common Stock, par value $0.001 per share, issuable pursuant to the exercise of options outstanding under the xAI 2023 Plan
Amount Registered | shares	2,490,185
Proposed Maximum Offering Price per Unit	0.71
Maximum Aggregate Offering Price	$ 1,768,031.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 244.17
Offering Note	The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $0.71 per share. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable upon conversion, on a one-for-one basis, of shares of Class B Common Stock, par value $0.001 per share ("Class B Stock"), issuable upon the exercise of options outstanding under the xAI 2023 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the xAI 2023 Plan. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such options outstanding of $0.71 per share.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to RSUs outstanding under the xAI 2023 Plan
Amount Registered | shares	3,407,805
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 460,053,675.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,533.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the xAI 2023 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the xAI 2023 Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable upon conversion, on a one-for-one basis, of shares of Class B Common Stock, par value $0.001 per share, issuable pursuant to RSUs outstanding under the xAI 2023 Plan
Amount Registered | shares	815,010
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 110,026,350.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,194.64
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable upon conversion, on a one-for-one basis, of shares of Class B Stock issuable upon the settlement of RSUs outstanding under the xAI 2023 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the xAI 2023 Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to RSUs outstanding under the xAI Holdings Corp. 2025 Equity Incentive Plan (the "xAI 2025 Plan")
Amount Registered | shares	24,622,980
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 3,324,102,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 459,058.53
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the xAI 2025 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the xAI 2025 Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable pursuant to RSUs outstanding under the X Holdings Corp. 2023 Incentive Plan (the "X 2023 Plan")
Amount Registered | shares	5,801,800
Proposed Maximum Offering Price per Unit	135.00
Maximum Aggregate Offering Price	$ 783,243,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 108,165.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock as may become issuable under RSUs outstanding under the X 2023 Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions pursuant to the terms of the X 2023 Plan. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on the IPO Price.